Long-Term Debt, net - Schedule of Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, net
Total long-term debt	$ 577,766,000			$ 410,516,000
Less: Deferred finance costs, net	(8,063,000)			(6,342,000)
Less: Current portion	(25,160,000)			(21,300,000)
Total long-term debt net of current portion and deferred finance cost	544,543,000			382,874,000
Payments of long-term debt	(13,750,000)	$ (13,750,000)
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	90,000,000			100,000,000
Credit facility	130,000,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	44,000,000			47,750,000
Credit facility	55,250,000			55,250,000	$ 55,250,000
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Long-term debt	181,000,000
Credit facility	450,000,000.0		$ 450,000,000.0
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500,000			382,500,000	$ 382,500,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	$ 262,766,000			$ 262,766,000